Income Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 2,620,453	¥ 18,193,808	¥ 16,877,599	¥ 17,783,174
Non-PRC	(530,693)	(3,684,601)	21,029,024	(3,298,768)
Income before income taxes	$ 2,089,760	¥ 14,509,207	¥ 37,906,623	¥ 14,484,406